Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies
Schedule of expected useful lives

Vessel
LNG vessel component			35	years
Dry-docking component			5	years
Furniture, computer, software and other office equipment	3	-	5	years
Leasehold improvements			12	years (or remaining term of the lease)

Schedule of reconciliation of operation lease commitments

Operating lease commitments disclosed as at December 31, 2018	6,125
Discounted using the lessee’s incremental borrowing rate at the date of initial application	4,858
Finance lease liabilities recognized as at December 31, 2018	206,099
Communication systems using the lessee’s incremental borrowing rate at the date of initial application	2,397
Printers using the lessee’s incremental borrowing rate at the date of initial application	20
Lease liability as at January 1, 2019	213,374
Lease liability, current portion	7,742
Lease liability, non-current portion	205,632
Total lease liabilities as at January 1, 2019	213,374